Derivative Financial Instruments - Summary of Net Gain and Loss on Foreign Currency Forwards (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Costs of services
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	$ (1,896)	$ (1,860)	$ (3,232)	$ 7,204
Finance costs
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	$ (1,497)	$ (3,970)	$ (5,088)	$ (15,009)